Related Party Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosures
Short-term benefits	$ 3.7	$ 4.1
Share-based payments	1.6	8.5
Total	$ 5.3	$ 12.6